Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	ChinaEdu CORP
Entity Central Index Key	0001411419
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	30,883,842
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No